Subsequent events (Details) - EUR (€) € in Millions		2 Months Ended	12 Months Ended
	Jan. 13, 2022	Mar. 04, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 01, 2022
Common Class B
Subsequent Event [Line Items]
Shares converted (in shares)			36,225,279	3,500,000	7,000,000
Subsequent Event | weekengo Gmbh
Subsequent Event [Line Items]
Escrow deposit released to former shareholders	€ 0.5
Subsequent Event | Common Class B
Subsequent Event [Line Items]
Shares converted (in shares)		1,200,000
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Shares issued after conversion (in shares)		1,200,000
Share-based awards, shares issued upon exercise (in shares)		794,681
Shares authorized to be repurchased (in shares)	1
Subsequent Event | American Depositary Shares
Subsequent Event [Line Items]
Authorized amount for stock repurchased						€ 10.0